Leasing Activity	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases as Lessor and Lessee Disclosure [Text Block]

Note 7: Leasing Activity

The information below provides a summary of our leasing activities as a lessor and lessee.

As a Lessor
Table 7.1 presents the composition of our leasing revenue and Table 7.2 provides the components of our investment in lease financing.

Table 7.1: Leasing Revenue

(in millions)	Year ended December 31, 2019
Interest income on lease financing	$869
Other lease revenues:
Variable revenues on lease financing	96
Fixed revenues on operating leases	1,393
Variable revenues on operating leases	66
Other lease-related revenues (1)	57
Lease income	1,612
Total leasing revenue	$2,481

(1)	Predominantly includes net gains on disposition of assets leased under operating leases or lease financings.

Table 7.2: Investment in Lease Financing

(in millions)	Dec 31, 2019
Lease receivables	$18,114
Residual asset values	4,208
Unearned income	(2,491)
Lease financing	$19,831

Our net investment in financing and sales-type leases includes $1.9 billion of leveraged leases at December 31, 2019.
As shown in Table 9.2, included in Note 9 (Premises, Equipment and Other Assets), we had $8.2 billion in operating lease assets at December 31, 2019, which was net of $3.1 billion of accumulated depreciation. Depreciation expense for the operating lease assets was $848 million in 2019.
Table 7.3 presents future lease payments owed by our lessees.

Table 7.3: Maturities of Lease Receivables

	December 31, 2019
(in millions)	Direct financing and sales- type leases	Operating leases
2020	$5,953	883
2021	4,997	614
2022	2,951	434
2023	1,634	298
2024	862	199
Thereafter	1,717	447
Total lease receivables	$18,114	2,875

As a Lessee
Substantially all of our leases are operating leases. Table 7.4 presents balances for our operating leases.

Table 7.4: Operating Lease Right of Use (ROU) Assets and Lease Liabilities

(in millions)	Dec 31, 2019
ROU assets	$4,724
Lease liabilities	5,297

Table 7.5 provides the composition of our lease costs, which are predominantly included in net occupancy expense.

Table 7.5: Lease Costs

(in millions)	Year ended December 31, 2019
Fixed lease expense - operating leases	$1,212
Variable lease expense	314
Other (1)	(68)
Total lease costs	$1,458

(1)	Predominantly includes gains recognized from sale leaseback transactions and sublease rental income.
Net operating lease rental expense was $1.3 billion for the years 2018 and 2017 and is predominantly included in net occupancy expense.
Tables Table 7.6 and 7.7 provide the future lease payments under operating leases as of December 31, 2018, and December 31, 2019, respectively. Table 7.7 also includes information on the remaining average lease term and discount rate.
Table 7.6: Lease Payments on Operating Leases Prior to Adoption of ASU 2016-02 – Leases

(in millions)	December 31, 2018
2019	$1,174
2020	1,056
2021	880
2022	713
2023	577
Thereafter	1,654
Total lease payments	$6,054

Table 7.7: Lease Payments on Operating Leases Subsequent to Adoption of ASU 2016-02 – Leases

(in millions, except for weighted averages)	December 31, 2019
2020	$1,006
2021	1,045
2022	897
2023	750
2024	597
Thereafter	1,672
Total lease payments	5,967
Less: imputed interest	670
Total operating lease liabilities	$5,297
Weighted average remaining lease term (in years)	7.1
Weighted average discount rate	3.1%

Our operating leases predominantly expire within the next 15 years, with the longest lease expiring in 2105. We do not include renewal or termination options in the establishment of the lease term when we are not reasonably certain that we will exercise them. As of December 31, 2019, we had additional operating leases commitments of $159 million, predominantly for real estate, which leases had not yet commenced. These leases are expected to commence during 2020 and have lease terms of 2 years to 17 years.